NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
     NATIONAL
     INSURED
     TRUST 308

            Estimated Current Return
            First
            Year: 5.13% to 5.34%
            Subsequent
            Years: 5.13% to 5.34%
            as of 11/16/95

            Estimated Long Term Return
            5.17% to 5.44%
             100,000 units in a
             diversified $10,000,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6710A4 439 Monthly Payment Option
                  6710A4 447 Quarterly Payment Option
                  6710A4 454 Semi-Annual Payment Option

                  Registered in all states
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NATIONAL INSURED TRUST 308
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 17, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $1,500,000    Contra Costa Water District (Contra Costa County,                  2004 at 102          AAA           Aaa
                  California), Water Revenue Bonds, Series G, 5.50% Due
                  10/1/19. (Original issue discount bonds delivered on or
                  about September 7, 1994 at a price of 90.795% of principal amount.)
     500,000    State of Florida, State Board of Education, Public Education       2005 at 101          AAA           Aaa
                  Capital Outlay Bonds, 1994 Series C, 5.60% Due 6/1/20.
                  (General Obligation Bonds.)
     220,000    Municipal Electric Authority of Georgia, Power Revenue             2004 at 102          AAA           Aaa
                  Bonds, Series CC, 4.75% Due 1/1/19. (Original issue
                  discount bonds delivered on or about December 29, 1993 at
                  a price of 91.50% of principal amount.)
     225,000    The County of Cook, Illinois, General Obligation Bonds,            2003 at 100          AAA           Aaa
                  Series 1993A, 5.00% Due 11/15/23. (Original issue discount bonds delivered on or about July 29, 1993 at a price of
                  89.684% of principal amount.)
   1,000,000    Massachusetts Bay Transportation Authority, General                2005 at 102          AAA           Aaa
                  Transportation System Bonds, 1995 Series A, 5.75% Due
                  3/1/25. (General Obligation Bonds.)
   1,000,000    The Pollution Control Financing Authority of Salem County          2003 at 102          AAA           Aaa
                  (New Jersey), Pollution Control Revenue Refunding Bonds,
                  1993 Series C (Public Service Electric and Gas Company
                  Project), 5.55% Due 11/1/33.
     720,000    Dormitory Authority of the State of New York, University of        2004 at 102          AAA           Aaa
                  Rochester, Strong Memorial Hospital Revenue Bonds, Series
                  1994, 5.50% Due 7/1/21. (Original issue discount bonds
                  delivered on or about March 30, 1994 at a price of 93.746%
                  of principal amount.)
     450,000    Dormitory Authority of the State of New York, City                 2005 at 102          AAA           Aaa
                  University System, Consolidated Second General Resolution
                  Revenue Bonds, Series 1995A, 6.00% Due 7/1/17. (When
                  issued.)
     485,000    Pennsylvania Higher Educational Facilities Authority               2005 at 102          AAA           Aaa
                  (Commonwealth of Pennsylvania), Saint Joseph's University
                  Revenue Bonds, Series of 1995, 5.875% Due 7/15/25.
     200,000    County of Berks, Pennsylvania, General Obligation Bonds,           No Optional          AAA           Aaa
                  Second Series of 1993, 0.00% Due 5/15/19. (Original issue           Call
                  discount bonds delivered on or about November 10, 1993 at
                  a price of 24.133% of principal amount.)
     500,000    Cambria County Industrial Development Authority                    2005 at 102          AAA           Aaa
                  (Pennsylvania), Pollution Control Revenue Refunding Bonds,
                  1995 Series A (Pennsylvania Electric Company Project),
                  5.80% Due 11/1/20. (When issued.)
   1,000,000    Lehigh County (Pennsylvania), General Purpose Authority,           2005 at 102          AAA           Aaa
                  Hospital Revenue Bonds (Lehigh Valley Hospital), Series B
                  of 1995, 5.625% Due 7/1/25. (When issued.)
     200,000    Montour School District (Allegheny County, Pennsylvania),          No Optional          AAA           Aaa
                  General Obligation Bonds, Series A of 1993, 0.00% Due               Call
                  1/1/21. (Original issue discount bonds delivered on or
                  about August 19, 1993 at a price of 20.097% of principal
                  amount.)
   1,000,000    Copperas Cove (Texas), Health Facilities Development               2005 at 102          AAA           Aaa
                  Corporation, Hospital Revenue Bonds, Series 1995
                  (Adventist Health System/Sunbelt Obligated Group), 5.875%
                  Due 11/15/25.
   1,000,000    The City of Seattle, Washington, Municipal Light and Power         2005 at 102          AAA           Aaa
                  Revenue Bonds, 1995, Series A, 5.70% Due 9/1/19.
  ----------
  $10,000,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    100.94     (5.13%)  5.13%     (5.16%)  5.17%     (5.18%)  5.19%
500-999                 50,000-99,999   4.75          100.78     (5.14)   5.14      (5.17)   5.17      (5.19)   5.19
1,000-2,499           100,000-249,999   4.50          100.51     (5.15)   5.16      (5.18)   5.19      (5.20)   5.21
2,500-4,999           250,000-499,999   4.25          100.25     (5.16)   5.17      (5.20)   5.20      (5.22)   5.22
5,000-9,999           500,000-999,999   3.50           99.47     (5.20)   5.21      (5.24)   5.24      (5.26)   5.26
10,000-24,999     1,000,000- 2,499,999  3.00           98.96     (5.23)   5.24      (5.26)   5.27      (5.28)   5.29
25,000-49,999     2,500,000- 4,999,999  2.50           98.45     (5.26)   5.26      (5.29)   5.30      (5.31)   5.32
50,000 and over    5,000,000 and over   2.00           97.95     (5.29)   5.29      (5.32)   5.32      (5.34)   5.34

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.94          5.17%            5.21%            5.23%
500-999                 50,000-99,999   4.75          100.78          5.18             5.21             5.23
1,000-2,499           100,000-249,999   4.50          100.51          5.20             5.24             5.26
2,500-4,999           250,000-499,999   4.25          100.25          5.21             5.25             5.27
5,000-9,999           500,000-999,999   3.50           99.47          5.27             5.31             5.33
10,000-24,999     1,000,000- 2,499,999  3.00           98.96          5.31             5.35             5.37
25,000-49,999     2,500,000- 4,999,999  2.50           98.45          5.34             5.38             5.40
50,000 and over    5,000,000 and over   2.00           97.95          5.38             5.42             5.44

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.
--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1995                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .6331(1)                                                               $  5.1829
                                                             --------    $.4317 every month    --------
Quarterly Distribution Plan...........  $   .6331(1)   $   .4344(2)   $  1.3032      $  1.3032      $  1.3032      $  5.2149
Semi-Annual Distribution Plan.........  $   .6331(1)                  $  1.7436(3)                  $  2.6154      $  5.2339
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01439 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.6331 per unit for the 44-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.6331 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01439              Quarterly - $0.01448
                             Semi-Annual - $0.01453
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO INCOME
There are 15 Tax-exempt bond issues in this trust; this diversified portfolio yields current income from issuers in 10 states .

-------------------------------------------------------
                         Percent                                      Percent
                        of Total                                     of Total
                          Income                                       Income
-------------------------------------------------------
California                  15.2  %          New Jersey                  10.3  %
Florida                      5.2             New York                    12.3
Georgia                      1.9             Pennsylvania                21.0
Illinois                     2.1             Texas                       10.9
Massachusetts               10.6             Washington                  10.5

-------------------------------------------------------
AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 27.5 years.
The first bond is scheduled to mature in July, 2017, with the last bond maturity being November, 2033.

-------------------------------------------------------
BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------
CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------
UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------
* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------
FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
836

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      FLORIDA
     INSURED
     TRUST 220

            Estimated Current Return
            5.08% to 5.28%
            as of 11/16/95

            Estimated Long Term Return
            5.09% to 5.35%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706H4 406 Monthly Payment Option
                  6706H4 414 Quarterly Payment Option
                  6706H4 422 Semi-Annual Payment Option

                  Registered in Florida
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, FLORIDA INSURED TRUST 220
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 17, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    State of Florida, State Board of Education, Public Education       2005 at 101          AAA           Aaa
                  Capital Outlay Bonds, 1994 Series C, 5.60% Due 6/1/25.
                  (General Obligation Bonds.)
     500,000    Florida Municipal Power Agency, Stanton II Project Refunding       2003 at 100          AAA           Aaa
                  Revenue Bonds, Series 1993, 4.50% Due 10/1/27. (Original
                  issue discount bonds delivered on or about October 5, 1993 at a price of 88.625% of principal amount.)
     500,000    Dade County, Florida, Water and Sewer System Revenue Bonds,        2005 at 102          AAA           Aaa
                  Series 1995, 5.50% Due 10/1/25. (Original issue discount
                  bonds delivered on or about October 19, 1995 at a price of
                  94.942% of principal amount.)
     500,000    Lee County, Florida, Transportation Facilities Revenue             2005 at 102          AAA           Aaa
                  Bonds, Series 1995, 5.75% Due 10/1/22. (Original issue
                  discount bonds delivered on or about May 16, 1995 at a
                  price of 94.726% of principal amount.)
     500,000    Orange County (Florida), Health Facilities Authority,              2005 at 102          AAA           Aaa
                  Hospital Revenue Bonds, Series 1995 (Adventist Health
                  System/Sunbelt Obligated Group), 5.75% Due 11/15/25.
     500,000    City of Tampa, Florida, Allegany Health System Revenue             2003 at 102          AAA           Aaa
                  Bonds, St. Joseph's Hospital, Inc. Issue, Series 1993,
                  5.125% Due 12/1/23. (Original issue discount bonds
                  delivered on or about January 4, 1994 at a price of
                  94.522% of principal amount.)
     500,000    City of Vero Beach, Florida, Electric Refunding Revenue            2003 at 101          AAA           Aaa
                  Bonds, Series 1993A, 5.375% Due 12/1/21.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.92          5.08%            5.11%            5.13%
500-999                 50,000-99,999   4.75          100.77          5.08             5.12             5.13
1,000-2,499           100,000-249,999   4.50          100.50          5.10             5.13             5.15
2,500-4,999           250,000-499,999   4.25          100.24          5.11             5.14             5.16
5,000-9,999           500,000-999,999   3.50           99.46          5.15             5.18             5.20
10,000-24,999     1,000,000- 2,499,999  3.00           98.95          5.18             5.21             5.23
25,000-49,999     2,500,000- 4,999,999  2.50           98.44          5.20             5.24             5.26
50,000 and over    5,000,000 and over   2.00           97.94          5.23             5.26             5.28

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.92          5.09%            5.13%            5.14%
500-999                 50,000-99,999   4.75          100.77          5.09             5.13             5.15
1,000-2,499           100,000-249,999   4.50          100.50          5.11             5.15             5.17
2,500-4,999           250,000-499,999   4.25          100.24          5.13             5.17             5.19
5,000-9,999           500,000-999,999   3.50           99.46          5.18             5.23             5.24
10,000-24,999     1,000,000- 2,499,999  3.00           98.95          5.22             5.26             5.28
25,000-49,999     2,500,000- 4,999,999  2.50           98.44          5.26             5.30             5.32
50,000 and over    5,000,000 and over   2.00           97.94          5.29             5.33             5.35

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1995                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .6256(1)                                                               $  5.1225
                                                             --------    $.4266 every month    --------
Quarterly Distribution Plan...........  $   .6256(1)   $   .4293(2)   $  1.2879      $  1.2879      $  1.2879      $  5.1545
Semi-Annual Distribution Plan.........  $   .6256(1)                  $  1.7244(3)                  $  2.5866      $  5.1735
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01422 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.6256 per unit for the 44-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.6256 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01422              Quarterly - $0.01431
                             Semi-Annual - $0.01437
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 28.9 years.
The first bond is scheduled to mature in December, 2021, with the last bond maturity being October, 2027.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.